Earnings per share - Narrative (Details) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Preference shares
Earnings per share [line items]
Potentially dilutive instruments not included in diluted earnings per share (in shares)	5,900,000	5,900,000
Ordinary shares
Earnings per share [line items]
Potentially dilutive instruments not included in diluted earnings per share (in shares)	9,700,000	8,900,000	0
Warrants
Earnings per share [line items]
Potentially dilutive instruments not included in diluted earnings per share (in shares)	30,735,950	30,735,950	0
Preference shares
Earnings per share [line items]
Number of shares outstanding (in shares)			0